Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 11, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	AQUA AMERICA INC
Entity Central Index Key	0000078128
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		137,968,188
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 2,405,487,848

Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income and Comprehensive Income
Operating revenues	$ 726,072	$ 670,539	$ 626,972
Operating costs and expenses:
Operations and maintenance	279,962	270,060	262,122
Depreciation	108,061	103,001	88,785
Amortization	13,006	11,938	5,515
Taxes other than income taxes	52,967	48,081	44,749
Total expenses	453,996	433,080	401,171
Operating income	272,076	237,459	225,801
Other expense (income):
Interest expense, net	75,652	68,607	68,572
Allowance for funds used during construction	(5,062)	(2,871)	(3,674)
Gain on sale of other assets	(2,583)	(472)	(1,599)
Income before income taxes	204,069	172,195	162,502
Provision for income taxes	80,094	67,842	64,584
Net income attributable to common shareholders	123,975	104,353	97,918
Net income attributable to common shareholders	123,975	104,353	97,918
Other comprehensive income, net of tax:
Unrealized holding gains on investments	1,588	289	195
Reclassification adjustment for (gains) losses reported in net income	(1,369)	5	(209)
Other comprehensive income, net of tax	219	294	(14)
Comprehensive income	$ 124,194	$ 104,647	$ 97,904
Net income per common share:
Basic	$ 0.91	$ 0.77	$ 0.73
Diluted	$ 0.9	$ 0.77	$ 0.73
Average common shares outstanding during the period:
Basic	136,948	135,816	134,302
Diluted	137,296	136,129	134,705
Cash dividends declared per common share	$ 0.59	$ 0.55	$ 0.51

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets
Property, plant and equipment, at cost	$ 4,489,653	$ 4,141,690
Less: accumulated depreciation	1,020,395	927,131
Net property, plant and equipment	3,469,258	3,214,559
Current assets:
Cash and cash equivalents	5,934	21,869
Accounts receivable and unbilled revenues, net	85,881	78,742
Income tax receivable	33,600	0
Inventory, materials and supplies	9,158	9,519
Prepayments and other current assets	10,846	11,441
Total current assets	145,419	121,571
Regulatory assets	217,376	226,351
Deferred charges and other assets, net	65,093	59,468
Funds restricted for construction activity	135,086	84,830
Goodwill	40,234	43,083
Total assets	4,072,466	3,749,862
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 138,449,039 and 137,148,749 in 2010 and 2009	69,223	68,574
Capital in excess of par value	664,369	642,786
Retained earnings	452,470	409,402
Treasury stock, at cost, 673,472 and 662,410 shares in 2010 and 2009	(12,307)	(12,138)
Accumulated other comprehensive income	499	280
Total Aqua America stockholders' equity	1,174,254	1,108,904
Noncontrolling interest	572	560
Total Equity	1,174,826	1,109,464
Long-term debt, excluding current portion	1,531,976	1,386,557
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	28,413	59,577
Loans payable	89,668	27,487
Accounts payable	45,382	57,862
Accrued interest	15,891	16,265
Accrued taxes	16,401	18,813
Other accrued liabilities	27,960	21,003
Total current liabilities	223,715	201,007
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	478,705	408,583
Customers' advances for construction	66,966	76,913
Regulatory liabilities	35,921	28,812
Other	116,250	114,490
Total deferred credits and other liabilities	697,842	628,798
Contributions in aid of construction	444,107	424,036
Total liabilities and stockholders' equity	$ 4,072,466	$ 3,749,862

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets (Parenthetical)
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	138,449,039	137,148,749
Treasury stock, shares	673,472	662,410

Consolidated Statements of Capitalization (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 69,223	$ 68,574
Capital in excess of par value	664,369	642,786
Retained earnings	452,470	409,402
Treasury stock, at cost	(12,307)	(12,138)
Accumulated other comprehensive income	499	280
Total Aqua America stockholders' equity	1,174,254	1,108,904
Noncontrolling interest	572	560
Total Equity	1,174,826	1,109,464
Long-term debt of subsidiaries (substantially secured by utility plant):
Long-term debt	1,060,257	989,853
Notes payable to bank under revolving credit agreement, variable rate, due May 2012	65,000	64,149
Total long-term debt	1,560,389	1,446,134
Current portion of long-term debt	28,413	59,577
Long-term debt, excluding current portion	1,531,976	1,386,557
Total capitalization	2,706,802	2,496,021
Long Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	6,632	6,868
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	22,758	21,917
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	13,461	12,935
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	26,548	28,455
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	367,854	271,346
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	429,663	384,694
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	78,232	121,876
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	30,155	31,236
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	34,260	34,543
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	44,694	69,983
Long-Term Debt Of Subsidiaries 10.40% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	6,000	6,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Unsecured notes payable:	193,000	185,000
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Unsecured notes payable:	$ 242,132	$ 207,132

Consolidated Statements of Capitalization (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010 Long Term Debt Of Subsidiaries 0.00% To 0.99% [Member]	Dec. 31, 2009 Long Term Debt Of Subsidiaries 0.00% To 0.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]	Dec. 31, 2010 Long-Term Debt Of Subsidiaries 10.40% [Member]	Dec. 31, 2009 Long-Term Debt Of Subsidiaries 10.40% [Member]	Dec. 31, 2010 Notes Ranging From 4.62% To 4.87% [Member]	Dec. 31, 2009 Notes Ranging From 4.62% To 4.87% [Member]	Dec. 31, 2010 Notes Ranging From 5.01% To 5.95% [Member]	Dec. 31, 2009 Notes Ranging From 5.01% To 5.95% [Member]
Interest rate range, minimum	0	0	0.01	0.01	0.02	0.02	0.03	0.03	0.04	0.04	0.05	0.05	0.06	0.06	0.07	0.07	0.08	0.08	0.09	0.09	0.104	0.104	0.0462	0.0462	0.0501	0.0501
Interest rate range, maximum	0.0099	0.0099	0.0199	0.0199	0.0299	0.0299	0.0399	0.0399	0.0499	0.0499	0.0599	0.0599	0.0699	0.0699	0.0799	0.0799	0.0899	0.0899	0.0999	0.0999	0.104	0.104	0.0487	0.0487	0.0595	0.0595
Maturity date range, start	2012	2012	2011	2011	2019	2019	2016	2016	2020	2020	2011	2011	2011	2011	2012	2012	2021	2021	2011	2011	2018	2018	2013	2013	2014	2014
Maturity date range, end	2034	2034	2035	2035	2029	2029	2030	2030	2043	2043	2043	2043	2036	2036	2025	2025	2025	2025	2026	2026	2018	2018	2024	2024	2037	2037

Consolidated Statements of Equity (USD $) In Thousands	Common stock	Capital in excess of par value	Retained earnings	Treasury stock	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Dec. 31, 2007	$ 67,050	$ 572,050	$ 350,364	$ (13,166)		$ 1,979	$ 978,277
Net income			97,918			241	98,159
Purchase of subsidiary shares from noncontrolling interest						(39)	(39)
Net cash settlement of a portion of forward equity sale agreement		11,011					11,011
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					195		195
Reclassification adjustment for (gains) losses reported in net income					(209)		(209)
Dividends paid on common stock			(68,504)				(68,504)
Stock issued for acquisitions	63	1,937					2,000
Sale of stock	792	31,693		812			33,297
Repurchase of common stock				(397)			(397)
Equity Compensation Plan	23	(23)					0
Exercise of stock options	98	2,183					2,281
Share-based compensation		4,243					4,243
Employee stock plan tax benefits		313					313
Balance at Dec. 31, 2008	68,026	623,407	379,778	(12,751)	(14)	2,181	1,060,627
Net income			104,353			39	104,392
Purchase of subsidiary shares from noncontrolling interest						(1,660)	(1,660)
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					289		289
Reclassification adjustment for (gains) losses reported in net income					5		5
Dividends paid on common stock			(74,729)				(74,729)
Stock issued for acquisitions	82	2,827					2,909
Sale of stock	348	10,627		917			11,892
Repurchase of common stock				(304)			(304)
Equity Compensation Plan	35	(35)					0
Exercise of stock options	83	1,609					1,692
Share-based compensation		3,677					3,677
Employee stock plan tax benefits		674					674
Balance at Dec. 31, 2009	68,574	642,786	409,402	(12,138)	280	560	1,109,464
Net income			123,975			12	123,987
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					1,588		1,588
Reclassification adjustment for (gains) losses reported in net income					(1,369)		(1,369)
Dividends paid on common stock			(80,907)				(80,907)
Sale of stock	335	11,594		601			12,530
Repurchase of common stock				(770)			(770)
Equity Compensation Plan	97	(97)					0
Exercise of stock options	217	5,461					5,678
Share-based compensation		4,031					4,031
Employee stock plan tax benefits		594					594
Balance at Dec. 31, 2010	$ 69,223	$ 664,369	$ 452,470	$ (12,307)	$ 499	$ 572	$ 1,174,826

Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Equity
Unrealized holding gain on investments, tax	$ 855	$ 156	$ 105
Reclassification adjustment for gains reported in net income, tax	$ 737	$ 2	$ 112
Stock issued for acquisitions, shares		164,052	125,723
Sale of stock, shares	701,919	732,229	1,621,726
Repurchase of stock, shares	42,443	15,137	19,827
Equity compensation plan, shares	195,056	70,000	46,250
Exercise of stock options, shares	434,696	165,686	195,487

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income attributable to common shareholders	$ 123,975	$ 104,353	$ 97,918
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	121,067	114,939	94,300
Deferred income taxes	74,153	47,240	45,768
Provision for doubtful accounts	4,821	5,924	6,811
Share-based compensation	4,031	3,603	3,871
Gain on sale of utility system	0	(1,009)	(4,118)
Gain on sale of other assets	(2,583)	(472)	(1,599)
Net increase in receivables, inventory and prepayments	(8,303)	(1,704)	(10,081)
Net decrease in payables, accrued interest, accrued taxes and other accrued liabilities	(17,269)	(8,521)	(6,228)
Increase in income tax receivable	(33,600)	0	(200)
Other	(2,450)	(5,763)	(4,936)
Net cash flows from operating activities	263,842	258,590	221,506
Cash flows from investing activities:
Property, plant and equipment additions, including allowance for funds used during construction of $5,062, $2,871, and $3,674	(326,626)	(283,584)	(267,418)
Acquisitions of utility systems and other, net	(8,625)	(3,373)	(14,659)
Release of funds previously restricted for construction activity	94,901	102,560	46,885
Additions to funds restricted for construction activity	(145,157)	(134,473)	(23,195)
Net proceeds from the sale of utility system and other assets	4,646	2,171	20,831
Other	(3,341)	(3,965)	(1,215)
Net cash flows used in investing activities	(384,202)	(320,664)	(238,771)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	8,194	4,619	6,365
Repayments of customers' advances	(7,549)	(2,549)	(5,928)
Net proceeds (repayments) of short-term debt	62,181	(53,102)	23,671
Proceeds from long-term debt	272,754	197,855	52,741
Repayments of long-term debt	(161,096)	(20,789)	(39,038)
Change in cash overdraft position	(6,976)	4,284	1,951
Proceeds from issuing common stock	12,530	11,892	33,297
Proceeds from forward equity agreement	0	0	11,011
Proceeds from exercised stock options	5,678	1,692	2,281
Share-based compensation windfall tax benefits	386	130	219
Repurchase of common stock	(770)	(304)	(397)
Dividends paid on common stock	(80,907)	(74,729)	(68,504)
Net cash flows from financing activities	104,425	68,999	17,669
Net (decrease) increase in cash and cash equivalents	(15,935)	6,925	404
Cash and cash equivalents at beginning of year	21,869	14,944	14,540
Cash and cash equivalents at end of year	5,934	21,869	14,944
Cash paid during the year for:
Interest, net of amounts capitalized	70,964	65,501	64,368
Income taxes	$ 52,235	$ 19,444	$ 20,984

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from investing activities:
Allowance for funds used during construction	$ 5,062	$ 2,871	$ 3,674

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Nature of Operations — Aqua America, Inc. ("Aqua America" or the "Company") is the holding company for regulated utilities providing water or wastewater services in Pennsylvania, Texas, North Carolina, Ohio, Illinois, New Jersey, New York, Florida, Indiana, Virginia, Maine, Missouri, and Georgia. Our largest operating subsidiary, Aqua Pennsylvania, Inc., accounted for approximately 53% of our operating revenues for 2010 and provided water or wastewater services to customers in the suburban areas north and west of the City of Philadelphia and in 25 other counties in Pennsylvania. The Company's other subsidiaries provide similar services in 12 other states. In September 2010, the Company entered into a definitive agreement to sell its wastewater operation in South Carolina, which served approximately 400 customers.  The sale of the Company's utility operation in South Carolina closed in December 2010, concluding its utility operations in South Carolina.  In addition, in December 2010, the Company entered into a definitive agreement to sell its regulated water and wastewater operations in Missouri, which serves approximately 3,900 customers.  This sale is conditioned, among other things, on the receipt of regulatory approvals, and is expected to close by the third quarter of 2011.  The completion of this transaction will conclude the Company's regulated utility operations in Missouri.  In addition, the Company provides water and wastewater services through operating and maintenance contracts with municipal authorities and other parties close to our utility companies' service territories as well as sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services.

The company has identified fourteen operating segments and has one reportable segment named the Regulated segment. The reportable segment is comprised of thirteen operating segments for our water and wastewater regulated utility companies which are organized by the states where we provide these services. These operating segments are aggregated into one reportable segment since each of the Company's operating segments has the following similarities:  economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment. In addition, one operating segment is not quantitatively significant to be reportable and is comprised of the businesses that provide sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services. This segment is included as a component of "other," in addition to corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.

Regulation — Most of the operating companies that are regulated public utilities are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rates, service, accounting procedures, issuance of securities, acquisitions and other matters. Some of the operating companies that are regulated public utilities are subject to rate regulation by county or city government. Regulated public utilities follow the Financial Accounting Standards Board's (FASB) accounting guidance for regulated operations, which provides for the recognition of regulatory assets and liabilities as allowed by regulators for costs or credits that are reflected in current rates or are considered probable of being included in future rates. The regulatory assets or liabilities are then relieved as the cost or credit is reflected in rates.

Use of Estimates in Preparation of Consolidated Financial Statements — The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Presentation – The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.  Certain prior period amounts have been reclassified to conform to the current period presentation.

Recognition of Revenues — Revenues include amounts billed to customers on a cycle basis and unbilled amounts based on estimated usage from the latest billing to the end of the accounting period.            Non-regulated revenues are recognized when services are performed and are primarily associated with septage services, and operating and maintenance contracts. The Company's Regulated segment includes non-regulated revenues that totaled  $12,118 in 2010,  $12,665 in 2009, and  $13,278 in 2008. In addition to the non-regulated revenues included in the Regulated segment operating revenues, the Company has other non-regulated revenues of  $11,565 in 2010,  $11,634 in 2009, and  $11,810 in 2008.

Property, Plant and Equipment and Depreciation — Property, plant and equipment consist primarily of utility plant. The cost of additions includes contracted cost, direct labor and fringe benefits, materials, overheads and, for certain utility plant, allowance for funds used during construction. Water systems acquired are recorded at estimated original cost of utility plant when first devoted to utility service and the applicable depreciation is recorded to accumulated depreciation. The difference between the estimated original cost, less applicable accumulated depreciation, and the purchase price is recorded as an acquisition adjustment within utility plant as permitted by the applicable regulatory jurisdiction. At December 31, 2010, utility plant includes a net credit acquisition adjustment of  $41,447, which is generally being amortized from 2 to 20 years, except where not permitted or appropriate. Amortization of the acquisition adjustments totaled  $3,534 in 2010,  $3,250 in 2009, and  $4,245 in 2008.

Utility expenditures for maintenance and repairs, including major maintenance projects and minor renewals and betterments, are charged to operating expenses when incurred in accordance with the system of accounts prescribed by the public utility commissions of the states in which the company operates. The cost of new units of property and betterments are capitalized. Utility expenditures for water main cleaning and relining of pipes are deferred and recorded in net property, plant and equipment in accordance with the FASB's accounting guidance for regulated operations. As of December 31, 2010,  $6,493 of costs have been incurred since the last rate proceeding and the Company expects to recover these costs in future rates.

The cost of software upgrades and enhancements are capitalized if they result in added functionality which enable the software to perform tasks it was previously incapable of performing. Certain information technology costs associated with major system installations, conversions and improvements, such as software training, data conversion and business process reengineering costs, are deferred as a regulatory asset if the Company expects to recover these costs in future rates. If these costs are not deferred, then these costs are charged to operating expenses when incurred. As of December 31, 2010,  $9,871 of costs have been deferred, since the last rate proceeding, as a regulatory asset, and the deferral is reported as a component of net property, plant and equipment.

When units of utility property are replaced, retired or abandoned, the recorded value thereof is credited to the asset account and such value, together with the net cost of removal, is charged to accumulated depreciation. To the extent the Company recovers cost of removal or other retirement costs through rates after the retirement costs are incurred, a regulatory asset is recorded. In some cases, the Company recovers retirement costs through rates during the life of the associated asset and before the costs are incurred. These amounts result in a regulatory liability being reported based on the amounts previously recovered through customer rates.

The straight-line remaining life method is used to compute depreciation on utility plant. Generally, the straight-line method is used with respect to transportation and mechanical equipment, office equipment and laboratory equipment.

Long-lived assets of the Company, which consist primarily of Utility Plant in Service and regulatory assets, are reviewed for impairment when changes in circumstances or events occur. There has been no change in circumstances or events that have occurred that require adjustments to the carrying values of these assets.

Allowance for Funds Used During Construction — The allowance for funds used during construction ("AFUDC") represents the capitalized cost of funds used to finance the construction of utility plant. In general, AFUDC is applied to construction projects requiring more than one month to complete. No AFUDC is applied to projects funded by customer advances for construction or contributions in aid of construction. AFUDC includes the net cost of borrowed funds and a rate of return on other funds when used, and is recovered through water rates as the utility plant is depreciated. The amount of AFUDC related to equity funds in 2010 was  $184, 2009 was  $107, and in 2008 was  $26. No interest was capitalized by our non-regulated businesses.

Cash and Cash Equivalents — The Company considers all highly liquid investments with an original maturity of three months or less, which are not restricted for construction activity, to be cash equivalents.

The Company had a book overdraft for certain of its disbursement cash accounts of  $8,307 and  $15,283 at December 31, 2010 and 2009, respectively. A book overdraft represents transactions that have not cleared the bank accounts at the end of the period. The Company transfers cash on an as-needed basis to fund these items as they clear the bank in subsequent periods. The balance of the book overdraft is reported as accounts payable and the change in the book overdraft balance is reported as cash flows from financing activities.

Accounts Receivable — Accounts receivable are recorded at the invoiced amounts. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in our existing accounts receivable, and is determined based on historical write-off experience and the aging of account balances. The Company reviews the allowance for doubtful accounts quarterly. Account balances are written off against the allowance when it is probable the receivable will not be recovered. When utility customers request extended payment terms, credit is extended based on regulatory guidelines, and collateral is not required.

Regulatory Assets, Deferred Charges and Other Assets — Deferred charges and other assets consist of financing expenses, other costs and marketable securities. Deferred bond issuance expenses are amortized over the life of the related issues. Call premiums related to the early redemption of long-term debt, along with the unamortized balance of the related issuance expense, are deferred and amortized over the life of the long-term debt used to fund the redemption as the Company has received or expects to receive rate recovery of these costs. Other costs, for which the Company has received or expects to receive prospective rate recovery, are deferred as a regulatory asset and amortized over the period of rate recovery in accordance with the FASB's accounting guidance for regulated operations.  See Note – 6 Regulatory Assets and Liabilities for further information regarding the Company's regulatory assets.

Marketable securities are considered "available-for-sale" and accordingly, are carried on the balance sheet at fair market value. Unrecognized gains are included in other comprehensive income.

Funds Restricted for Construction Activity — The proceeds received from certain financings for construction and capital improvement of utility facilities are held in escrow until the designated expenditures are incurred.  These amounts are reported as funds restricted for construction activity and are expected to be released over time as the capital projects are funded.

Goodwill — Goodwill represents the excess cost over the fair value of net tangible and identifiable intangible assets acquired through acquisitions. Goodwill is not amortized but is tested for impairment annually, or more often, if circumstances indicate a possible impairment may exist. The Company tested the goodwill attributable to each of our reporting units for impairment as of July 31, 2010, in conjunction with the timing of our annual strategic business plan, and concluded that the estimated fair value of each reporting unit was substantially in excess of the reporting unit's respective carrying amounts, indicating that none of the Company's goodwill was impaired. The following table summarizes the changes in the Company's goodwill:

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2008	$ 36,886	$ 4,121	$ 41,007
Goodwill acquired during year	2,073	-	2,073
Reclassifications to utility plant
acquisition adjustment	(1,453)	-	(1,453)
Other	1,456	-	1,456
Balance at December 31, 2009	38,962	4,121	43,083
Goodwill acquired during year	432	-	432
Reclassifications to utility plant
acquisition adjustment	(1,722)	-	(1,722)
Other	(1,559)	-	(1,559)
Balance at December 31, 2010	$ 36,113	$ 4,121	$ 40,234

The reclassification of goodwill to utility plant acquisition adjustment results from a mechanism approved by the applicable public utility commission.  The mechanism provides for the transfer over time, and the recovery through customer rates, of goodwill associated with certain acquisitions upon achieving certain objectives.

Income Taxes — The Company accounts for certain income and expense items in different time periods for financial and tax reporting purposes. Deferred income taxes are provided on the temporary differences between the tax basis of the assets and liabilities, and the amounts at which they are carried in the consolidated financial statements. The income tax effect of temporary differences not allowed currently in rates is recorded as deferred taxes with an offsetting regulatory asset or liability. These deferred income taxes are based on the enacted tax rates expected to be in effect when such temporary differences are projected to reverse. Investment tax credits are deferred and amortized over the estimated useful lives of the related properties. Judgment is required in evaluating the Company's Federal and state tax positions. Despite management's belief that the Company's tax return positions are fully supportable, the Company may establish reserves when it believes that certain tax positions are likely to be challenged and it may not fully prevail in these challenges. The Company's provision for income taxes includes interest, penalties and if the need arises reserves for uncertain tax positions.

Customers' Advances for Construction and Contributions in Aid of Construction — Water mains, other utility property or, in some instances, cash advances to reimburse the Company for its costs to construct water mains or other utility property, are contributed to the Company by customers, real estate developers and builders in order to extend utility service to their properties. The value of these contributions is recorded as customers' advances for construction. Non-cash property, in the form of water mains and wastewater systems, has been received, generally from developers, as advances or contributions of  $16,665,  $49,957, and  $39,564 in 2010, 2009, and 2008, respectively.  Over time, the amount of non-cash contributed property will vary based on the timing of the contribution of the non-cash property and the volume of non-cash contributed property received in connection with development in our service territories.  The Company makes refunds on these advances over a specific period of time based on operating revenues related to the property, or as new customers are connected to and take service from the main. After all refunds are made, any remaining balance is transferred to contributions in aid of construction. Contributions in aid of construction include direct non-refundable contributions and the portion of customers' advances for construction that become non‑refundable.

Contributed property is generally not depreciated for rate-making purposes as certain states' regulatory guidelines provide that contributions in aid of construction received must remain on the Company's consolidated balance sheet indefinitely. Based on regulatory conventions in other states where the Company operates, certain of the subsidiaries do depreciate contributed property and amortize contributions in aid of construction at the composite rate of the related property. Contributions in aid of construction are deducted from the Company's rate base for rate-making purposes, and therefore, no return is earned on contributed property.

Inventories, Materials and Supplies — Inventories are stated at cost. Cost is principally determined using the first-in, first-out method.

Stock-Based Compensation — The Company records compensation expense in the financial statements for stock-based awards based on the grant date fair value of those awards.  Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term.

Fair Value Measurements – The Company follows the FASB's accounting guidance for fair value measurements and disclosures, which defines fair value and establishes a framework for using fair value to measure assets and liabilities.  That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

·   Level 1:  unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

·   Level 2:  inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in non-active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

·   Level 3:  inputs that are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.  There have been no changes in the valuation techniques used to measure fair value for the years ended December 31, 2010 and 2009.

Recent Accounting Pronouncements — In June 2009, the FASB issued revised accounting guidance for variable interest entities, which replaces the quantitative approach for determining which reporting entity has a controlling financial interest in a variable interest entity with a qualitative approach that focuses on which reporting entity controls the most significant economic activities of the variable interest entity.  The revised guidance is effective January 1, 2010.  The Company adopted the revised guidance as required, and the adoption did not have an impact on the Company's consolidated results of operations or consolidated financial position.

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

During 2010, the Company completed 23 acquisitions or other growth ventures in various states.  The total purchase price consisted of  $8,625 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were  $778.  The pro forma effect of the businesses acquired in 2010 is not material to the Company's results of operations.

During 2009, the Company completed 18 acquisitions or other growth ventures in various states. The total purchase price of  $6,282 for the systems acquired in 2009 consisted of  $3,373 in cash, and the issuance of 164,052 shares of the Company's common stock. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were  $2,242 in 2010 and  $1,176 in 2009. The pro forma effect of the businesses acquired in 2009 is not material to the Company's results of operations.

During 2008, the Company completed 9 acquisitions or other growth ventures in various states. The total purchase price of  $16,659 for the systems acquired in 2008 consisted of  $14,659 in cash, and the issuance of 125,723 shares of the Company's common stock. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were  $6,187 in 2010,  $5,453 in 2009, and  $2,129 in 2008. The pro forma effect of the businesses acquired in 2008 is not material to the Company's results of operations.

Dispositions	12 Months Ended
Dec. 31, 2010
Dispositions [Abstract]
Dispositions

Note 3 – Dispositions

In December 2010, the Company sold a wastewater utility system for net proceeds of  $120.  The utility system represented less than 0.01% of Aqua America's total assets.

In June 2009, the Company sold a water and wastewater utility system for net proceeds of  $1,601, which was in excess of the book value for these assets.  The proceeds were used to pay-down short-term debt and the sale resulted in the recognition in 2009 of a gain on the sale of these assets, net of expenses of  $1,009.  The gain is reported in the 2009 consolidated statement of income as a reduction to operations and maintenance expense.  These utility systems represented approximately 0.02% of Aqua America's total assets.

In August 2008, the Company sold a water and wastewater utility system for net proceeds of  $10,500, which consisted of  $1,900 in cash and the issuance of a 25-year note receivable of  $8,600 that bears interest at 7.25% and provides for semi-annual principal and interest payments.  The sale resulted in the recognition of a gain on the sale of these assets, net of expenses, of  $4,118.  The gain is reported in the consolidated statement of income as a reduction to operations and maintenance expense.  These utility systems represented approximately 0.20% of Aqua America's total assets.

The City of Fort Wayne, Indiana ("the City") has authorized the acquisition by eminent domain of the northern portion of the utility system of one of the operating subsidiaries that the Company acquired in connection with the AquaSource acquisition in 2003. The Company challenged whether the City was following the correct legal procedures in connection with the City's attempted condemnation, but the Indiana Supreme Court, in an opinion issued in June 2007, supported the City's position. In October 2007, the City's Board of Public Works approved proceeding with its process to condemn the northern portion of the Company's utility system at a preliminary price based on the City's valuation. The Company has filed an appeal with the Allen County Circuit Court challenging the Board of Public Works' valuation on several bases. In November 2007, the City Council authorized the taking of the northern portion of the Company's system and the payment of  $16,911 based on the City's valuation of this portion of the system. In January 2008, the Company reached a settlement with the City to transition the northern portion of the system in February 2008 upon receipt of the City's initial valuation payment of  $16,911. The settlement agreement specifically stated that the final valuation of the northern portion of the Company's system will be determined through a continuation of the legal proceedings that were filed challenging the City's valuation. On February 12, 2008, the Company turned over the northern portion of the system to the City upon receipt of the initial valuation payment. The Indiana Utility Regulatory Commission also reviewed and acknowledged the transfer of the Certificate of Territorial Authority for the northern portion of the system to the City. The proceeds received by the Company are in excess of the book value of the assets relinquished. No gain has been recognized due to the contingency over the final valuation of the assets.  The net book value of the assets relinquished has been removed from the consolidated balance sheet and the difference between the net book value and the initial payment received has been deferred and is recorded in other accrued liabilities on the Company's consolidated balance sheet.  Once the contingency is resolved and the asset valuation is finalized, through the finalization of the litigation between the Company and the City of Fort Wayne, the amounts deferred will be recognized in the Company's consolidated income statement.  On March 16, 2009, oral argument was held on certain procedural aspects with respect to the valuation evidence that may be presented and whether the Company is entitled to a jury trial.  On October 12, 2010, the Wells County Indiana Circuit Court ruled that the Company is not entitled to a jury trial, and that the Wells County judge should review the City of Fort Wayne Board of Public Works' assessment based upon a "capricious, arbitrary or an abuse of discretion" standard.  The Company disagrees with the Court's decision and as such on November 11, 2010, requested that the Wells County Indiana Circuit Court certify those issues for an interim appeal.  The Wells County Indiana Circuit Court has granted that request and on January 14, 2011, the Company has filed a request with the Indiana Court of Appeals to review the decision of those issues on appeal.  The Company continues to evaluate its legal options with respect to this decision.  Depending upon the outcome of all of the legal proceeding the Company may be required to refund a portion of the initial valuation payment, or may receive additional proceeds.  The northern portion of the utility system relinquished represents approximately 0.50% of the Company's total assets.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 4 – Property, Plant and Equipment

	December 31,		Approximate range
	2010	2009	of remaining lives

Utility plant and equipment:
Mains and accessories	$ 1,884,896	$ 1,713,955	10 to 97 years
Services, hydrants, treatment
plants and reservoirs	1,162,314	1,082,680	5 to 88 years
Operations structures and water tanks	216,342	191,950	13 to 70 years
Miscellaneous pumping and
purification equipment	553,351	520,566	5 to 78 years
Meters, data processing, transportation
and operating equipment	545,989	505,500	4 to 78 years
Land and other non-depreciable assets	107,430	88,790	-
Utility plant and equipment	4,470,322	4,103,441
Utility construction work in progress	54,228	81,529	-
Net utility plant acquisition adjustment	(41,447)	(49,436)	0 to 20 years
Non-utility plant and equipment	6,550	6,156	0 to 25 years
Total property, plant and equipment	$ 4,489,653	$ 4,141,690

Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
Accounts Receivable

Note 5 – Accounts Receivable

	December 31,
	2010	2009

Billed utility revenue	$ 53,314	$ 48,869
Unbilled utility revenue	34,490	31,981
Other	3,120	3,554
	90,924	84,404
Less allowance for doubtful accounts	5,043	5,662
Net accounts receivable	$ 85,881	$ 78,742

The Company's utility customers are located principally in the following states: 45% in Pennsylvania, 9% in Ohio, 9% in North Carolina, 7% in Texas, 6% in Illinois, 6% in New Jersey, 5% in New York, 4% in Indiana, and 4% in Florida. No single customer accounted for more than one percent of the Company's operating revenues during the years ended December 31, 2010, 2009, or 2008. The following table summarizes the changes in the Company's allowance for doubtful accounts:

	2010	2009	2008

Balance at January 1,	$ 5,662	$ 6,356	$ 5,566
Amounts charged to expense	4,821	5,924	6,811
Accounts written off	(6,475)	(7,832)	(6,953)
Recoveries of accounts written off	1,035	1,214	932
Balance at December 31,	$ 5,043	$ 5,662	$ 6,356

Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Regulatory Assets and Liabilities [Abstract]
Regulatory Assets and Liabilities

Note 6 – Regulatory Assets and Liabilities

The regulatory assets represent costs that are expected to be fully recovered from customers in future rates while regulatory liabilities represent amounts that are expected to be refunded to customers in future rates or amounts recovered from customers in advance of incurring the costs. Except for income taxes and the competitive transition charge payment, regulatory assets and regulatory liabilities are excluded from the Company's rate base and do not earn a return. The components of regulatory assets and regulatory liabilities are as follows:

		December 31,			December 31,
		2010			2009
	Regulatory		Regulatory	Regulatory		Regulatory
	Assets		Liabilities	Assets		Liabilities

Income taxes	$ 78,203		$ -	$ 76,539		$ 2,760
Utility plant retirement costs	27,720		14,969	33,403		12,244
Postretirement benefits	93,338		20,477	90,220		12,777
Texas rate filing expense deferral	-		-	5,769		-
Competitive Transition
Charge payment	-		-	1,147		-
Water tank painting	4,731		-	4,303		-
Fair value adjustment of long-term
debt assumed in acquisition	1,751		236	1,962		311
Rate case filing expenses & other	11,633		239	13,008		720
	$ 217,376		$35,921	$226,351		$28,812

Items giving rise to deferred state income taxes, as well as a portion of deferred Federal income taxes related to certain differences between tax and book depreciation expense, are recognized in the rate setting process on a cash or flow-through basis and will be recovered as they reverse.

The regulatory asset for utility plant retirement costs, including cost of removal, represents costs already incurred that are expected to be recovered in future rates over a five year recovery period. The regulatory liability for utility plant retirement costs represents amounts recovered through rates during the life of the associated asset and before the costs are incurred.

Postretirement benefits include pension and other postretirement benefits. A regulatory asset has been recorded at December 31, 2010 and 2009 for the costs that would otherwise be charged to stockholders' equity for the underfunded status of the Company's pension and other postretirement benefit plans. The regulatory asset related to pension costs includes deferred net pension expense in excess of amounts funded which the Company believes will be recoverable in future years as pension funding is required. The regulatory asset related to postretirement benefits other than pensions represents costs that were deferred between the time that the accrual method of accounting for these benefits was adopted in 1993 and the recognition of the accrual method in the Company's rates as prescribed in subsequent rate filings. Amortization of the amount deferred for postretirement benefits other than pensions began in 1994 and is currently being recovered in rates.

The regulatory asset for the Texas rate filing of 2004 results from a multi-year plan to increase annual revenues in phases, and to defer and amortize a portion of the Company's depreciation, operating and other tax expense over a similar multi-year period. These costs were amortized over approximately two years, beginning February 1, 2009, in accordance with the final rate order and concluded in 2010.

The regulatory asset associated with the Competitive Transition Charge ("CTC") payment represents the full payoff in 2001, net of amortization, of the allocable share of a CTC as negotiated by Aqua Pennsylvania, Inc. from an electric distribution company. The Pennsylvania Electricity Generation Customer Choice and Competition Act permitted electric distribution utilities to recover their stranded costs from its customers in the form of a CTC. Rate recovery of the  $11,465 CTC payment began in 2000 and concluded in 2010.

Expenses associated with water tank painting are deferred and amortized over a period of time as approved in the regulatory process. Water tank painting costs are generally being amortized over a period ranging from 5 to 17 years.

The Company recorded a fair value adjustment for fixed rate, long-term debt assumed in acquisitions that matures in various years ranging from 2012 to 2035. The regulatory asset or liability results from the rate setting process continuing to recognize the historical interest cost of the assumed debt.

The regulatory asset related to rate case filing expenses represents the costs associated with filing for rate increases that are deferred and amortized over periods that generally range from one to five years. Other represents costs incurred by the Company for which it has received or expects to receive rate recovery.

The regulatory asset related to the costs incurred for information technology software projects and water main cleaning and relining projects are described in Note 1 – Summary of Significant Accounting Policies – Property, Plant and Equipment and Depreciation.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes consists of:

		Years Ended December 31,
	2010	2009	2008
Current:
Federal	$ (6,980)	$ 10,193	$ 8,576
State	12,921	10,398	10,240

	5,941	20,591	18,816
Deferred:
Federal	72,292	45,514	44,017
State	1,861	1,737	1,751

	74,153	47,251	45,768
Total tax expense	$ 80,094	$ 67,842	$ 64,584

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense are as follows:

		Years Ended December 31,
	2010	2009	2008

Computed Federal tax expense at statutory rate	$ 71,424	$ 60,268	$ 56,876
Increase in tax expense for depreciation expense
to be recovered in future rates	213	399	376
Domestic Production Credit	-	(654)	(540)
Stock-based compensation	(43)	408	742
Deduction for Aqua America common dividends
paid under employee benefit plan	(374)	(293)	(331)
Amortization of deferred investment tax credits	(341)	(274)	(276)
State income taxes, net of federal tax benefit	9,608	7,889	7,794
Other, net	(393)	99	(57)
Actual income tax expense	$ 80,094	$ 67,842	$ 64,584

The tax effects of temporary differences between book and tax accounting that give rise to the deferred tax assets and deferred tax liabilities are as follows:

		December 31,
	2010		2009
Deferred tax assets:
Customers' advances for construction	$ 17,210		$ 16,757
Costs expensed for book not deducted
for tax, principally accrued expenses	6,003		3,220
Utility plant acquisition adjustment
basis differences	10,542		12,880
Postretirement benefits	30,528		30,391
Tax loss carryfoward	7,418		-
Other	1,704		1,069
Total gross deferred tax assets	73,405		64,317

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	482,339		405,504
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	32,277		30,018
Tax effect of regulatory asset for
postretirement benefits	30,528		30,391
Deferred investment tax credit	6,966		6,987
Total gross deferred tax liabilities	552,110		472,900

Net deferred tax liability	$ 478,705		$ 408,583

At December 31, 2010, the Company recorded a Federal net operating loss ("NOL") carryfoward of  $21,194.  The Company believes the Federal NOL carryfoward is more likely than not to be recovered and requires no valuation allowance.  The Company's NOL carryfoward does not begin to expire until 2030.

The Company has analyzed filing positions in its Federal and state jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. The Company believes its income tax filing positions and deductions will be sustained under audit and it believes it does not have significant uncertain tax positions that, in the event of adjustment, will result in a material effect on its results of operations or financial position. The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense. As of December 31, 2010, the Company's Federal income tax returns for all years through 2006 have been closed.  The Federal income tax returns for tax years 2007 and 2008 have been settled through examination.  Tax years 2009 and 2010 remain open to examination.

Taxes Other than Income Taxes	12 Months Ended
Dec. 31, 2010
Taxes Other than Income Taxes [Abstract]
Taxes Other than Income Taxes

Note 8 – Taxes Other than Income Taxes

The following table provides the components of taxes other than income taxes:

		Years Ended December 31,
	2010	2009	2008

Property	$ 27,314	$ 23,952	$ 23,634
Capital Stock	3,458	2,989	3,052
Gross receipts, excise and franchise	10,121	8,899	7,600
Payroll	6,889	6,906	6,386
Other	5,185	5,335	4,077
Total taxes other than income	$ 52,967	$ 48,081	$ 44,749

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Commitments – The Company leases motor vehicles, buildings and other equipment under operating leases that are noncancelable.  The future annual minimum lease payments due are as follows:

2011	2012	2013	2014	2015	Thereafter
$2,900	$2,106	$1,488	$895	$387	$297

The Company leases parcels of land on which treatment plants and other facilities are situated and adjacent parcels that are used for watershed protection.  The operating leases are noncancelable, expire between 2011 and 2052 and contain certain renewal provisions.  Certain leases are subject to an adjustment every five years based on changes in the Consumer Price Index.  Subject to the aforesaid adjustment, during each of the next five years, an average of  $646 of annual lease payments for land is due, and the aggregate of the years remaining approximates  $16,596.  The Company leases treatment plants to other parties under lease agreements that require payments to the Company of:

2011	2012	2013	2014	2015	Thereafter
$494	$494	$494	$488	$460	$4,062

The Company maintains agreements with other water purveyors for the purchase of water to supplement its water supply, particularly during periods of peak demand.  The agreements stipulate purchases of minimum quantities of water to the year 2026.  The estimated annual commitments related to such purchases through 2015 are expected to average  $11,104 and the aggregate of the years remaining approximates  $47,827.

The Company has entered into purchase obligations, in the ordinary course of business, that include agreements for water treatment processes at certain of its wells in a small number of its divisions.  The 20 year term agreement provides for the use of treatment equipment and media used in the treatment process and are subject to adjustment based on changes in the Consumer Price Index.  The future contractual cash obligation related to these agreements is:   $850 in 2011,  $868 in 2012,  $888 in 2013,  $907 in 2014,  $928 in 2015 and  $14,162 thereafter.  In addition as of December 31, 2010, the estimated capital expenditures required under a legal and binding long-term contract is approximately  $3,500 in 2014.

Rent expense under operating leases, purchased water expense, and water treatment expenses under these agreements were as follows:

	Years Ended December 31,
	2010	2009	2008

Operating lease expense	$4,371	$4,287	$ 4,493
Purchased water under
long-term agreements	13,754	13,037	11,710
Water treatment expense
under contractual agreement	777	691	458

Contingencies – The Company is routinely involved in various disputes, claims, lawsuits and other regulatory and legal matters, including both asserted and unasserted legal claims, in the ordinary course of business.  The status of each such matter, referred to herein as a loss contingency, is reviewed and assessed in accordance with applicable accounting rules regarding the nature of the matter, the likelihood that a loss will be incurred, and the amounts involved.  As of December 31, 2010, the aggregate amount of  $12,567 is accrued for loss contingencies and is reported in the Company's consolidated balance sheet as other accrued liabilities and other liabilities.  These accruals represent management's best estimate of probable loss (as defined in the accounting guidance) for loss contingencies or the low end of a range of losses if no single probable loss can be estimated.  For some loss contingencies, the Company is unable to estimate the amount of the probable loss or range of probable losses.  While the final outcome of these loss contingencies cannot be predicted with certainty, and unfavorable outcomes could negatively impact the Company, at this time in the opinion of management, the final resolution of these matters are not expected to have a material adverse effect on the Company's financial position, results of operations or cash flows.  Further, Aqua America has insurance coverage for certain of these loss contingencies, and as of December 31, 2010, estimates that approximately  $2,733 of the amount accrued for these matters are probable of recovery through insurance, which amount is also reported in the Company's consolidated balance sheet as deferred charges and other assets, net.  The Company is involved in the following condemnation proceedings and legal matters, as described below and in the following notes:

·Note 16 – Water and Wastewater Rates - Discussion of the conclusion of the rate proceeding involving the Company's subsidiaries in Texas.

·Note 3 – Dispositions - Discussion of the Company's challenge to the valuation of the northern portion of its Fort Wayne, Indiana utility system that was turned over to the City of Fort Wayne, Indiana in February 2008.

·In 2009, a lawsuit was filed by two homeowner's associations comprised of approximately 180 homes located next to a wastewater plant owned by one of the Company's subsidiaries in Indiana claiming that the subsidiary breached an agreement that was allegedly entered into with the subsidiary's prior management, before our acquisition of the company in 2003, to cease the majority of operations at the wastewater plant and to remove most of the facilities at the plant site.  In 2010, the parties in this dispute entered into a settlement agreement, which included the payment of  $2,600 to the homeowners' associations, certain conditions for future plant improvements, which should not materially interfere with the operation of the plant, and transferred a parcel of land to the homeowners' associations for which the Company received a  $50 credit to the settlement amount.  This matter was not covered by any of the Company's insurance policies.

  In 2006, a lawsuit was filed by two occupants of a house abutting a wastewater treatment plant facility owned by the Company's subsidiary in Florida. The lawsuit, as amended, alleges the plaintiffs sustained bodily injury and property damage due to the design, operation and maintenance of the plant. In January 2011, a trial was held which resulted in the dismissal of the count for strict liability and jury verdicts in favor of the Company on the remaining counts.  The plaintiffs have filed a motion requesting a new trial.  In the third quarter of 2008, approximately thirty-five additional plaintiffs, associated with approximately eight other nearby homes, and represented by the same counsel as the original plaintiffs, filed a separate lawsuit making similar allegations against our Florida subsidiary with respect to the operation of the facility. No trial date has been set for this matter, but some of the plaintiffs testified in the trial of the other matter.  The Company continues to assess these matters and any potential losses, which based on the outcome of the litigation may or may not be covered by the Company's insurance coverage.  At this time, the Company believes that the estimated amount of any potential losses would not be material to the Company's consolidated results of operations or consolidated financial condition.
  In 2010, one of the Company's subsidiaries acquired in 2008, received from the United States Environmental Protection Agency and the United States Department of Justice a proposed penalty related to sanitary sewer overflows of  $364.  The Company's subsidiary has contested the appropriateness of calculating the proposed penalty based on sanitary sewer violations occurring prior to the acquisition of the subsidiary and the amount of the proposed penalty.  The Company intends to seek indemnification from the seller for this matter.
  In 2010 one of the Company's subsidiaries received a notice of violation from the Pennsylvania Department of Environmental Protection (DEP) containing a proposed penalty of  $120.  The notice of violation resulted from the subsidiary's commencement of construction of a water tank prior to receipt of a construction permit from DEP.  The Company's subsidiary is contesting the amount of the proposed penalty and working with DEP to reach an amicable resolution.
Although the results of legal proceedings cannot be predicted with certainty, there are no other pending legal proceedings to which the Company or any of its subsidiaries is a party or to which any of its properties is the subject that are material or are expected to have a material effect on the Company's financial position, results of operations or cash flows.

Long-term Debt and Loans Payable	12 Months Ended
Dec. 31, 2010
Long-term Debt and Loans Payable [Abstract]
Long-term Debt and Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2010 and 2009. The supplemental indentures with respect to certain issues of the First Mortgage Bonds restrict the ability of Aqua Pennsylvania, Inc. and certain other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies. As of December 31, 2010, approximately  $504,000 of Aqua Pennsylvania's retained earnings of approximately  $524,000 and approximately  $133,000 of the retained earnings of approximately  $144,000 of certain other subsidiaries were free of these restrictions. Certain supplemental indentures also prohibit Aqua Pennsylvania and certain other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of certain issues of long-term debt. Excluding amounts due under the Company's revolving credit agreement, the future sinking fund payments and debt maturities of the Company's long-term debt are as follows:

Interest Rate Range	2011	2012	2013	2014	2015	Thereafter

0.00% to 0.99%	$ 340	$ 340	$ 338	$ 342	$ 339	$ 4,933
1.00% to 1.99%	2,152	1,907	1,889	1,697	1,607	13,506
2.00% to 2.99%	923	861	880	913	930	8,954
3.00% to 3.99%	1,839	1,920	1,987	2,057	2,134	16,611
4.00% to 4.99%	212	223	21,830	27,240	247	511,102
5.00% to 5.99%	448	31,461	482	51,588	44,044	543,772
6.00% to 6.99%	15,000	-	-	-	12,000	51,232
7.00% to 7.99%	1,030	1,341	351	379	409	26,645
8.00% to 8.99%	222	325	349	376	405	32,583
9.00% to 9.99%	6,247	1,260	6,287	1,100	1,100	28,700
10.00% to 10.99%	-	-	-	-	-	6,000
Total	$28,413	$39,638	$34,393	$85,692	$63,215	$1,244,038

In November 2010, Aqua Pennsylvania, Inc. issued  $141,385 of tax-exempt bonds, secured by a supplement to its first mortgage indenture, of which  $25,910 is due in 2033,  $19,270 in 2034,  $15,000 in 2042, and  $81,205 in 2043 with interest rates of 5.00%, 5.05%, 4.75%, and 4.60%, respectively.  The proceeds will be used to refinance existing debt, and are restricted to funding certain capital projects during the period 2010 through 2013.  In June 2010, the Company issued  $70,000 of senior unsecured notes, of which  $15,000 is due in 2021,  $20,000 in 2024, and  $35,000 in 2028 with interest rates of 4.62%, 4.83%, and 5.22%, respectively.

In December 2009, the Company issued  $50,000 of unsecured notes at an interest rate of 4.72% due in 2019.  In November 2009, Aqua Pennsylvania, Inc. issued  $74,685 of tax-exempt bonds, secured by a supplement to its first mortgage indenture, which are due in 2040 with interest rates of 4.88% and 4.90%.  The proceeds are restricted to funding certain capital projects during the period 2009 through 2012.  In July 2009, Aqua Pennsylvania, Inc. issued  $58,000 of tax-exempt bonds, secured by a supplement to its first mortgage indenture, which are due in 2039 with an interest rate of 5.23%. The proceeds are restricted to funding certain capital projects during the period 2009 through 2012.  As of December 31, 2010, the trustees for seven issues held  $135,086 pending construction of the projects to be financed with the issues and are reported in the consolidated balance sheet as funds restricted for construction activity.

One of the Company's subsidiaries in Texas entered into a surface water contract with a regional water authority.  The contract provides that the regional water authority will construct and expand, as needed, a water distribution facility to provide surface water capacity.  Pursuant to this agreement, in December 2009, we recorded a long-term obligation in the amount of  $10,420 and recognized a corresponding water rights asset.  The agreement provides for water rights that extend for a period through 2040.  The liability has been classified as long-term debt and the annual payment obligations extend through 2028.

The weighted average cost of long-term debt at December 31, 2010 and 2009 was 5.14% and 5.25%, respectively.  The weighted average cost of fixed rate long-term debt at December 31, 2010 and 2009 was 5.36% and 5.49%, respectively.

The Company has a five-year  $95,000 unsecured revolving credit facility with four banks that expires in May 2012. Included within this facility is a swing-line commitment of  $15,000 that is used to fund bank overdraft positions. Except for swing-line borrowings, funds borrowed under this agreement are classified as long-term debt and are used to provide working capital. As of December 31, 2010, the Company has the following sublimits and available capacity under the credit facility:  $20,000 letter of credit sublimit,  $2,399 of letters of credit available capacity,  $0 borrowed under the swing-line commitment, and  $65,000 of funds borrowed under the agreement. Interest under this facility is based at the Company's option, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks. A facility fee is charged on the total commitment amount of the agreement. Under this facility the average cost of borrowings was 0.51% and 0.56%, and the average borrowing was  $64,581 and  $67,296, during 2010 and 2009, respectively.

Loans Payable – In November 2010, Aqua Pennsylvania entered into a  $100,000 364-day unsecured revolving credit facility with three banks, which replaced Aqua Pennsylvania's, prior  $70,000 364-day unsecured revolving credit facility with two banks.  The funds borrowed under these respective agreements are classified as loans payable and used to provide working capital. As of December 31, 2010 and 2009, funds borrowed under the respective Aqua Pennsylvania revolving credit agreements were  $58,277 and  $15,000. Interest under these facilities is based, at the borrower's option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks. These agreements restrict short-term borrowings of Aqua Pennsylvania. A commitment fee of 0.25% is charged on the total commitment amount of Aqua Pennsylvania's revolving credit agreement. The average cost of borrowing under these facilities was 1.44% and 1.20%, and the average borrowing was  $37,539 and  $56,389, during 2010 and 2009, respectively. The maximum amount outstanding at the end of any one month was  $65,676 and  $67,639 in 2010 and 2009, respectively.

At December 31, 2010 and 2009, the Company had other combined short-term lines of credit of  $67,000, respectively.  Funds borrowed under these lines are classified as loans payable and are used to provide working capital. As of December 31, 2010 and 2009, funds borrowed under the short-term lines of credit were  $31,391 and  $12,487, respectively.  The average borrowing under the lines was  $25,884 and  $25,062 during 2010 and 2009, respectively.  The maximum amount outstanding at the end of any one month was  $32,431 and  $34,078 in 2010 and 2009.  Interest under the lines is based at the Company's option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  The average cost of borrowings under all lines during 2010 and 2009 was 1.84% and 1.61%, respectively.

Interest Income – Interest income of  $1,290,  $1,149, and  $2,310 was netted against interest expense on the consolidated statements of income for the years ended December 31, 2010, 2009, and 2008, respectively. The total interest cost was  $76,942,  $69,756, and  $70,882 in 2010, 2009, and 2008, including amounts capitalized of  $5,062,  $2,871, and  $3,674, respectively.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 11 – Fair Value of Financial Instruments

The carrying amount of current assets and liabilities that are considered financial instruments approximates their fair value as of the dates presented. The carrying amount and estimated fair value of the Company's long-term debt are as follows:

	December 31,
	2010	2009

Carrying amount	$1,560,389	$1,446,134
Estimated fair value	1,483,173	1,315,954

The fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments of the same duration. The Company's customers' advances for construction and related tax deposits have a carrying value of  $66,966 and  $76,913 at December 31, 2010 and 2009, respectively. Their relative fair values cannot be accurately estimated because future refund payments depend on several variables, including new customer connections, customer consumption levels and future rate increases. Portions of these non-interest bearing instruments are payable annually through 2025 and amounts not paid by the contract expiration dates become non-refundable. The fair value of these amounts would, however, be less than their carrying value due to the non-interest bearing feature.

Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 12 – Stockholders' Equity

At December 31, 2010, the Company had 300,000,000 shares of common stock authorized; par value  $0.50.  Shares outstanding and treasury shares held were as follows:

	December 31,
	2010	2009	2008

Shares outstanding	137,775,567	136,486,339	135,369,509
Treasury shares	673,472	662,410	683,958

At December 31, 2010, the Company had 1,738,619 shares of authorized but unissued Series Preferred Stock,  $1.00 par value.

The Company maintains a universal shelf registration with the Securities and Exchange Commission to allow for the potential future sale by the Company, from time to time, in one or more public offerings, of an indeterminate amount of our common stock, preferred stock, debt securities and other securities specified therein at indeterminate prices.

In August 2006, the Company entered into a forward equity sale agreement for 3,525,000 shares of common stock with a third-party (the "forward purchaser") and as of June 27, 2008, no shares remain under contract. In connection with the forward equity sale agreement, the forward purchaser borrowed an equal number of shares of the Company's common stock from stock lenders and sold the borrowed shares to the public. The Company did not receive any proceeds from the sale of its common stock by the forward purchaser until settlement of the shares underlying the forward equity sale agreement. Under the forward equity sale agreement, the Company could elect to settle by means of a physical share settlement, net cash settlement, or net share settlement, on a settlement date or dates, no later than August 1, 2008.  The actual proceeds received by the Company varied depending upon the Company's price per share on the settlement date, the number of shares designated for settlement on that settlement date and the method of settlement. The forward equity sale agreement provided that the forward price would be computed based upon the initial forward price of  $21.857 per share.

In March 2008, the Company elected to perform a net cash settlement under the forward equity sale agreement of 750,000 shares of the Company's common stock, which resulted in a payment of  $2,662 by the forward purchaser to the Company.  No shares were issued in connection with the net cash settlement and the payment received was recorded as an increase to stockholders' equity.

In June 2008, the Company elected to perform a net cash settlement under the forward equity sale agreement of 1,775,000 shares of the Company's common stock, which resulted in a payment of  $8,349 by the forward purchaser to the Company.  No shares were issued in connection with the net cash settlement and the payment received was recorded as an increase to stockholders' equity.  Also in June 2008, the Company settled the remaining 1,000,000 shares under the forward equity sale agreement by physical settlement.  As a result, the Company issued 1,000,000 shares of common stock and received proceeds from the forward purchaser of  $22,318 or  $22.318 per share.  The forward equity sale agreement has now been completely settled and there are no additional shares subject to the forward equity sale agreement.  The Company used the proceeds received upon settlement of the forward equity sale agreement to fund the Company's future capital expenditure program and acquisitions, and for working capital and other general corporate purposes.

The Company has a shelf registration statement filed with the Securities and Exchange Commission to permit the offering from time to time of shares of common stock and shares of preferred stock in connection with acquisitions. During 2009, 164,052 shares of common stock totaling  $2,909 were issued by the Company to acquire a water system.  During 2008, the Company issued 125,723 shares of common stock totaling  $2,000 to acquire a wastewater system. The balance remaining available for use under the acquisition shelf registration as of December 31, 2010 is 1,904,487 shares. The form and terms of any securities issued under these shelf registrations will be determined at the time of issuance.

The Company has a Dividend Reinvestment and Direct Stock Purchase Plan ("Plan") that allows reinvested dividends to be used to purchase shares of common stock at a five percent discount from the current market value. Under the direct stock purchase program, shares are purchased by investors at market price. The shares issued under the Plan are either original issue shares or shares purchased by the Company's transfer agent in the open-market. During 2010, 2009, and 2008, under the dividend reinvestment portion of the Plan, 670,538, 695,544, and 585,206 original issue shares of common stock were sold providing the Company with proceeds of  $11,966,  $11,337, and  $10,435, respectively.

The Board of Directors has authorized the Company to purchase its common stock, from time to time, in the open market or through privately negotiated transactions. The Company has not repurchased any shares under this authorization since 2000. As of December 31, 2010, 548,278 shares remain available for repurchase.

The Company's accumulated other comprehensive income is reported in the stockholders' equity section of the consolidated balance sheets, the consolidated statements of equity and the related other comprehensive income is reported in the consolidated statements of income and comprehensive income. The Company reports its unrealized gains on investments as other comprehensive income and accumulated other comprehensive income. The Company recorded a regulatory asset for its underfunded status of its pension and postretirement benefit plans that would otherwise be charged to other comprehensive income, as it anticipates recovery of its costs through customer rates.

Net Income per Common Share and Equity per Common Share	12 Months Ended
Dec. 31, 2010
Net Income per Common Share and Equity per Common Share [Abstract]
Net Income per Common Share and Equity per Common Share

Note 13 – Net Income per Common Share and Equity per Common Share

Basic net income per share is based on the weighted average number of common shares outstanding. Diluted net income per share is based on the weighted average number of common shares outstanding and potentially dilutive shares. The dilutive effect of employee stock options is included in the computation of diluted net income per share. The dilutive effect of stock options is calculated using the treasury stock method and expected proceeds upon exercise of the stock options. The following table summarizes the shares, in thousands, used in computing basic and diluted net income per share:

	Years ended December 31,
	2010	2009	2008
Average common shares outstanding during
the period for basic computation	136,948	135,816	134,302
Effect of dilutive securities:
Employee stock options	348	313	403
Average common shares outstanding during
the period for diluted computation	137,296	136,129	134,705

For the years ended December 31, 2010, 2009, and 2008, employee stock options to purchase 2,024,151, 2,694,837, and 2,179,414 shares of common stock, respectively, were excluded from the calculations of diluted net income per share as the calculated proceeds from the options' exercise were greater than the average market price of the Company's common stock during these periods.

Equity per common share was  $8.52 and  $8.12 at December 31, 2010 and 2009, respectively. These amounts were computed by dividing Aqua America stockholders' equity by the number of shares of common stock outstanding at the end of each year.

Employee Stock and Incentive Plan	12 Months Ended
Dec. 31, 2010
Employee Stock and Incentive Plan [Abstract]
Employee Stock and Incentive Plan

Note 14 – Employee Stock and Incentive Plan

Under the Company's 2009 Omnibus Equity Compensation Plan (the "2009 Plan"), as approved by the Company's shareholders to replace the 2004 Equity Compensation Plan (the "2004 Plan"), stock options, stock units, stock awards, stock appreciation rights, dividend equivalents, and other stock-based awards may be granted to employees, non-employee directors, and consultants and advisors. The 2009 Plan authorizes 5,000,000 shares for issuance under the plan. A maximum of 50% of the shares available for issuance under the 2009 Plan may be issued as restricted stock and the maximum number of shares that may be subject to grants under the Plan to any one individual in any one year is 200,000. Awards under the 2009 Plan are made by a committee of the Board of Directors. At December 31, 2010, 4,324,907 shares underlying stock option and restricted stock awards were still available for grant under the 2009 Plan.  No further grants may be made under the 2004 plan.

Stock Options – The following table provides compensation costs for share-based compensation:

	Years ended December 31,
	2010	2009	2008
Share-based compensation within
operations and maintenance expense	$2,064	$2,531	$2,997
Income tax benefit	766	483	323
Capitalized compensation costs within
property plant and equipment	-	74	391

The Company estimates forfeitures in calculating compensation expense instead of recognizing these forfeitures and the resulting reduction in compensation expense as they occur. The estimate of forfeitures will be adjusted over the vesting period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.

The recording of compensation expense for share-based compensation has no impact on net cash flows and results in the reclassification on the consolidated cash flow statements of related tax benefits from cash flows from operating activities to cash flows from financing activities to the extent these tax benefits exceed the associated compensation cost.

Options under the plans were issued at the closing market price of the stock on the day of the grant. Options are exercisable in installments of 33% annually, starting one year from the date of the grant and expire 10 years from the date of the grant. The fair value of each option is amortized into compensation expense on a straight-line basis over their respective 36 month vesting period, net of estimated forfeitures. The fair value of options was estimated at the grant date using the Black-Scholes option-pricing model, which relies on assumptions that require management's judgment. The following table provides the assumptions used in the pricing model for grants and the resulting grant date fair value of stock options granted in the periods reported:

	Years ended December 31,
	2010	2009	2008

Expected term (years)	6.0	5.3	5.2
Risk-free interest rate	2.8%	2.2%	3.0%
Expected volatility	26.7%	31.3%	23.7%
Dividend yield	3.3%	3.0%	2.2%
Grant date fair value per option	$3.49	$4.37	$4.12

Historical information was the principal basis for the selection of the expected term and dividend yield. The expected volatility is based on a weighted average combination of historical and implied volatilities over a time period that approximates the expected term of the option. The risk-free interest rate was selected based upon the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option.

The following table summarizes stock option transactions for the year ended December 31, 2010:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,895,329	$ 19.17
Granted	459,837	17.14
Forfeited	(15,943)	18.95
Expired	(65,330)	23.82
Exercised	(434,696)	13.06
Outstanding, end of year	3,839,197	$ 19.54	5.7	$ 14,774

Exercisable, end of year	2,826,099	$ 19.95	4.7	$ 10,659

The intrinsic value of stock options is the amount by which the market price of the stock on a given date, such as at the end of the period or on the day of exercise, exceeded the closing market price of stock on the date of grant. The following table summarizes the aggregate intrinsic value of stock options exercised and the fair value of stock options which became vested:

	Years ended December 31,
	2010	2009	2008

Intrinsic value of options exercised	$2,700	$1,393	$1,497
Fair value of options vested	2,373	2,266	3,651

The following table summarizes information about the options outstanding and options exercisable as of December 31, 2010:

		Options Outstanding			Options Exercisable
		Weighted	Weighted			Weighted
		Average	Average			Average
		Remaining	Exercise			Exercise
	Shares	Life (years)	Price	Shares		Price
Range of prices:
$10.00 - 12.99	412,744	1.7	$ 12.32	412,744		$ 12.32
$13.00 - 16.99	440,774	3.1	15.75	440,774		15.75
$17.00 - 19.99	1,519,586	7.1	18.26	685,684		18.54
$20.00 - 22.99	524,177	7.2	20.18	344,981		20.18
$23.00 - 27.99	495,283	6.2	23.26	495,283		23.26
$28.00 - 29.99	446,633	5.3	29.46	446,633		29.46
	3,839,197	5.7	$ 19.54	2,826,099		$ 19.95

As of December 31, 2010, there was  $2,063 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans. The cost is expected to be recognized over a weighted average period of 1.0 years.

Restricted Stock – Restricted stock awards provide the grantee with the rights of a shareholder, including the right to receive dividends and to vote such shares, but not the right to sell or otherwise transfer the shares during the restriction period. Restricted stock awards result in compensation expense which is equal to the fair market value of the stock on the date of the grant and is amortized ratably over the restriction period. The Company expects forfeitures of restricted stock to be de minimis. During the years ended December 31, 2010, 2009, and 2008, the company recorded stock-based compensation related to restricted stock awards as operations and maintenance expense in the amounts of  $1,967,  $1,072, and  $873, respectively. The following table summarizes nonvested restricted stock transactions for the year ended December 31, 2010:

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	102,918	$ 19.73
Granted	197,288	17.19
Vested	(64,587)	19.66
Forfeited	(2,232)	17.23
Nonvested shares at end of period	233,387	$ 17.62

The following table summarizes the value of restricted stock awards at the date the restrictions lapsed:

	Years ended December 31,
	2010	2009	2008

Intrinsic value of restricted stock awards vested	$1,147	$746	$768
Fair value of restricted stock awards vested	1,270	887	901

As of December 31, 2010,  $2,504 of unrecognized compensation costs related to restricted stock is expected to be recognized over a weighted average period of 1.1 years. The aggregate intrinsic value of restricted stock as of December 31, 2010 was  $5,247. The aggregate intrinsic value of restricted stock is based on the number of shares of restricted stock and the market value of the Company's common stock as of the period end date.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2010
Pension Plans and Other Postretirement Benefits [Abstract]
Pension Plans and Other Postretirement Benefits

Note 15 – Pension Plans and Other Postretirement Benefits

The Company maintains qualified, defined benefit pension plans that cover a substantial portion of its full-time employees who were hired prior to April 1, 2003. Retirement benefits under the plans are generally based on the employee's total years of service and compensation during the last five years of employment. The Company's policy is to fund the plans annually at a level which is deductible for income tax purposes and which provides assets sufficient to meet its pension obligations over time. To offset certain limitations imposed by the Internal Revenue Code with respect to payments under qualified plans, the Company has a non-qualified Supplemental Pension Benefit Plan for Salaried Employees in order to prevent certain employees from being penalized by these limitations. The Company also has non-qualified Supplemental Executive Retirement Plans for certain current and retired employees. The net pension costs and obligations of the qualified and non-qualified plans are included in the tables which follow. Employees hired after April 1, 2003 may participate in a defined contribution plan that provides a Company matching contribution on amounts contributed by participants and an annual profit-sharing contribution based upon a percentage of the eligible participants' compensation.

In addition to providing pension benefits, the Company offers certain Postretirement Benefits other than Pensions ("PBOPs") to employees hired before April 1, 2003 and retiring with a minimum level of service. These PBOPs include continuation of medical and prescription drug benefits, or a cash contribution toward such benefits, for eligible retirees and life insurance benefits for certain eligible retirees. The Company funds its gross PBOP cost through various trust accounts. The benefits of retired officers and certain other retirees are paid by the Company and not from plan assets due to limitations imposed by the Internal Revenue Code.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

		Other
	Pension	Postretirement
	Benefits	Benefits
Years:
2011	$ 9,659	$ 1,521
2012	10,399	1,622
2013	11,098	1,739
2014	12,055	1,977
2015	12,866	2,160
2016 - 2020	76,100	13,469

The changes in the benefit obligation and fair value of plan assets, the funded status of the plans and the assumptions used in the measurement of the company's benefit obligation are as follows:

					Other
		Pension Benefits			Postretirement Benefits
	2010		2009	2010		2009
Change in benefit obligation:
Benefit obligation at January 1,	$217,837		$204,713	$ 41,477		$ 37,012
Service cost	4,527		4,349	1,130		1,080
Interest cost	12,857		12,524	2,442		2,288
Actuarial loss	10,927		6,415	3,595		1,885
Plan participants' contributions	-		-	173		164
Benefits paid	(12,145)		(11,642)	(1,045)		(952)
Plan amendments	630		-	-		-
Settlements	258		1,478	-		-
Benefit obligation at December 31,	234,891		217,837	47,772		41,477

Change in plan assets:
Fair value of plan assets at January 1,	138,599		112,177	26,524		24,054
Actual return on plan assets	19,565		21,014	2,652		1,825
Employer contributions	13,132		17,050	1,351		1,421
Benefits paid	(12,145)		(11,642)	(854)		(776)
Fair value of plan assets at December 31,	159,151		138,599	29,673		26,524

Funded status of plan:
Net amount recognized at December 31,	$ 75,740		$ 79,238	$ 18,099		$ 14,953

The Company's pension plans had an accumulated benefit obligation of  $205,727 and  $190,579 at December 31, 2010 and 2009, respectively. The following table provides the net liability recognized on the consolidated balance sheets at December 31,:

					Other
		Pension Benefits			Postretirement Benefits
	2010		2009	2010		2009

Current liability	$ (242)		$ (203)	$ -		$ -
Noncurrent liability	(75,498)		(79,035)	(18,099)		(14,953)
Net liability recognized	$(75,740)		$(79,238)	$(18,099)		$(14,953)

At December 31, 2010 and 2009, the Company's pension plans had benefit obligations in excess of its plan assets. The following tables provide the projected benefit obligation, the accumulated benefit obligation and fair market value of the plan assets as of December 31,:

		Projected Benefit
		Obligation Exceeds
		the Fair Value of
		Plan Assets
	2010		2009

Projected benefit obligation	$ 234,891		$ 217,837
Fair value of plan assets	159,151		138,599

		Accumulated Benefit
		Obligation Exceeds
		the Fair Value of
		Plan Assets
	2010		2009

Accumulated benefit obligation	$ 205,727		$ 190,579
Fair value of plan assets	159,151		138,599

The following table provides the components of net periodic benefit costs for the years ended December 31,:

					Other
		Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008

Service cost	$ 4,527	$ 4,349	$ 4,478	$ 1,130	$ 1,080	$ 1,076
Interest cost	12,857	12,524	12,253	2,442	2,288	2,167
Expected return on plan assets	(11,258)	(9,316)	(12,099)	(1,869)	(1,688)	(1,728)
Amortization of transition
obligation (asset)	-	(182)	(209)	104	104	104
Amortization of prior service cost	189	151	260	(268)	(279)	(281)
Amortization of actuarial loss	4,408	5,152	173	619	587	177
Amortization of regulatory asset	-	-	-	137	137	137
Settlement loss	929	586	-	-	-	-
Capitalized costs	(3,416)	(2,721)	(2,569)	(508)	(363)	(508)
Net periodic benefit cost	$ 8,236	$10,543	$ 2,287	$ 1,787	$ 1,866	$ 1,144

The Company records the underfunded status of its pension and other postretirement benefit plans on its consolidated balance sheets and records a regulatory asset for these costs that would otherwise be charged to stockholders' equity, as the Company anticipates recoverability of the costs through customer rates.  The Company's pension and other postretirement benefit plans were underfunded at December 31, 2010 and 2009.  Changes in the plans' funded status will affect the assets and liabilities recorded on the balance sheet.  Due to the Company's regulatory treatment, the recognition of the funded status is recorded as a regulatory asset pursuant to the FASB's accounting guidance for regulated operations.

The following table provides the amounts recognized in regulatory assets that have not been recognized as components of net periodic benefit cost as of December 31,:

			Other
	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009

Net actuarial loss	$59,718	$ 62,178	$ 13,317	$ 11,123
Prior service cost (credit)	954	512	(1,229)	(1,497)
Transition obligation (asset)	-	-	208	311
Total recognized in regulatory assets	$60,672	$ 62,690	$ 12,296	$ 9,937

The estimated net actuarial loss, prior service cost and transition asset for the Company's pension plans that will be amortized in 2011 from the regulatory assets into net periodic benefit cost are  $3,873,  $198, and  $0, respectively. The estimated net actuarial loss, prior service credit and transition obligation for the Company's other postretirement benefit plans that will be amortized in 2011 from regulatory assets into net periodic benefit cost are  $681,  $268, and  $104, respectively.

Accounting for pensions and other postretirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company's employees, mortality, turnover and medical costs. Each assumption is reviewed annually with assistance from the Company's actuarial consultant who provides guidance in establishing the assumptions. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy. These differences will impact the amount of pension and other postretirement benefit expense that the Company recognizes.

The significant assumptions related to the Company's pension and other postretirement benefit plans are as follows:

					Other
		Pension Benefits			Postretirement Benefits
	2010		2009	2010		2009
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	5.75%		5.91%	5.75%		5.91%
Rate of compensation increase	4.0-4.5%		4.0-4.5%	4.0%		4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a		n/a	9.0%		8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a		n/a	5.0%		5.0%
Year that the rate reaches the ultimate
trend rate	n/a		n/a	2019		2016

Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.91%		6.11%	5.91%		6.11%
Expected return on plan assets	8.0%		8.0%	5.33-8.0%		5.33-8.0%
Rate of compensation increase	4.0 - 4.5%		4.0 - 4.5%	4.0%		4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a		n/a	8.0%		7.5%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a		n/a	5.0%		5.0%
Year that the rate reaches the ultimate
trend rate	n/a		n/a	2016		2014

n/a – Assumption is not applicable to pension benefits

.

Assumed health-care trend rates have a significant effect on the expense and liabilities for other postretirement benefit plans. The health care trend rate is based on historical rates and expected market conditions. A one-percentage point change in the assumed health-care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other postretirement benefit
obligation	$ 3,135	$ (2,970)
Effect on aggregate service and interest cost
components of net periodic postretirement
health-care benefit cost	$ 257	$ (245)

The Company's discount rate assumption was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to provide for the projected benefit payments of the plan.  The selected bond portfolio was derived from a universe of Aa-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and have at least  $50 million in outstanding value.  The discount rate was then developed as the single rate that equates the market value of the bonds purchased to the discounted value of the plan's benefit payments.  The Company's pension expense and liability (benefit obligations) increases as the discount rate is reduced.  A 25 basis-point reduction in this assumption would have increased 2010 pension expense by  $730 and the pension liabilities by  $7,625.

The Company's expected return on assets is determined by evaluating the asset class return expectations with its advisors as well as actual, long-term, historical results of our asset returns.  The Company's market related value of plan assets is equal to the fair value of the plan assets as of the last day of its fiscal year, and is a determinant for the expected return on assets which is a component of net pension expense.  The Company's pension expense increases as the expected return on assets decreases. A 25 basis-point reduction in this assumption would have increased 2010 pension expense by  $350.  For 2010, the Company used an 8.0% expected return on assets assumption and will lower this assumption to 7.75% for the calculation of pension expense for 2011.  This change was made to reflect the Company's expectation of long-term market returns given the Company's view of capital market conditions, as well as the lower interest rate environment that is currently being experienced.  The Company believes its actual long-term asset allocation on average will approximate the targeted allocation.  The Company's investment strategy is to earn a reasonable rate of return while maintaining risk at acceptable levels through the diversification of investments across and within various asset categories. Investment returns are compared to benchmarks that include the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Index, and a combination of the two indices.  The Pension Committee meets semi-annually to review plan investments and management monitors investment performance quarterly through a performance report prepared by an external consulting firm.

The Company's pension plan asset allocation and the target allocation by asset class are as follows:

	2011		Percentage of Plan
	Target		Assets at December 31,
	Allocation	2010		2009
Asset Class:
Equity securities	50 to 75%	70%		61%
Debt securities	25 to 50%	24%		27%
Cash	0%	6%		11%
Other	0%	0%		1%
Total	100%	100%		100%

The fair value of the Company's pension plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$100,913	$100,913	$ -	$ -
Mutual funds	10,746	10,746	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,807	-	12,807	-
Corporate and foreign bonds	11,171	-	11,171	-
Mutual funds	14,045	14,045	-	-
Cash (c)	9,469	-	9,469	-
Total pension assets	$159,151	$125,704	$33,447	$ -

The fair value of the Company's pension plans' assets at December 31, 2009 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$ 75,519	$75,519	$ -	$ -
Mutual funds	9,295	9,295	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,567	-	14,567	-
Corporate and foreign bonds	10,997	-	10,997	-
Mutual funds	11,361	11,361	-	-
Common /collective trust	344	-	344	-
Cash (c)	15,245	-	15,245	-
Other (d)	1,271	-	-	1,271
Total pension assets	$ 138,599	$96,175	$41,153	$ 1,271

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.  Investment in the common /collective trust was valued using the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment manager.

(c)Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

(d)Other was comprised of a hedge fund investment, which was valued using the estimated fair value as determined by the fair value presented in the managed hedge fund's annual financial statements.

Equity securities include Aqua America, Inc. common stock in the amounts of  $10,496 or 6.6% and  $7,911 or 5.7% of total pension plans' assets as of December 31, 2010 and 2009, respectively.

The changes in the fair value for the pension assets valued using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2009 was due to the following:

	2010	2009
Balance at January 1,	$1,271	$1,157
Actual return on plan assets:
Relating to assets still held at the reporting date	-	114
Relating to assets sold during the period	7	-
Purchases, sales, and settlements	(1,278)	-
Transfers to / from level 3	-	-
Balance at December 31,	$ -	$1,271

The asset allocation for the Company's other postretirement benefit plans and the target allocation by asset class are as follows:

	2011		Percentage of Plan
	Target		Assets at December 31,
	Allocation	2010		2009
Asset Class:
Equity securities	50 to 75%	60%		32%
Debt securities	25 to 50%	33%		5%
Cash	0%	7%		63%
Total	100%	100%		100%

The fair value of the Company's other postretirement benefit plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$ 11,424	$ 11,424	$ -	$ -
Mutual funds	6,320	6,320	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	3,972	-	3,972	-
Mutual funds	1,100	1,100	-	-
Cash (c)	2,106	-	2,106	-
Total other postretirement assets	$ 29,673	$ 18,844	$10,829	$ -

The fair value of the Company's other postretirement benefit plans' assets at December 31, 2009 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$ 8,413	$ 8,413	$ -	$ -
Debt securities (b)
Corporate and foreign bonds	1,248	-	1,248	-
Cash (c)	16,863	-	16,863	-
Total other postretirement assets	$ 26,524	$ 8,413	$18,111	$ -

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.

(c)Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Funding requirements for qualified defined benefit pension plans are determined by government regulations and not by accounting pronouncements. In accordance with funding rules and the Company's funding policy, during 2011 our pension contribution is expected to be approximately  $17,216. The Company's funding of its PBOP cost during 2011 is expected to approximate  $2,012.

The Company has 401(k) savings plans that cover substantially all employees. The Company makes matching contributions that are initially invested in Aqua America, Inc. common stock based on a percentage of an employee's contribution, subject to certain limitations. Participants may diversify their Company matching account balances into other investments offered under the 401(k) savings plans.  The Company's matching contribution, recorded as compensation expense, was  $1,560,  $1,572, and  $1,449, for the years ended December 31, 2010, 2009, and 2008, respectively.

Water and Wastewater Rates	12 Months Ended
Dec. 31, 2010
Water and Wastewater Rates [Abstract]
Water and Wastewater Rates

Note 16 – Water and Wastewater Rates

On June 17, 2010, the Pennsylvania Public Utility Commission ("PAPUC") granted the Company's operating subsidiary in Pennsylvania a water rate increase designed to increase total operating revenues by  $23,600, on an annualized basis.  The rates in effect at the time of the filing included  $24,256 in Distribution System Improvement Charges ("DSIC") or 7.5% above prior base rates.  Consequently, the total base rates increased by  $47,856 since the last base rate increase and the DSIC was reset to zero.

On July 31, 2008, the PAPUC granted the Company's operating subsidiary in Pennsylvania a water rate increase designed to increase total operating revenues by  $34,428, on an annualized basis.  The rates in effect at the time of the filing included  $14,269 in Distribution System Improvement Charges ("DSIC") or 5% above prior base rates.  Consequently, the total base rates increased by  $48,697 since the last base rate increase and the DSIC was reset to zero.

On September 23, 2008, the Texas Commission on Environmental Quality ("TCEQ") issued its final ruling with a unanimous decision approving the rate application that was filed in 2004 by the Company's operating subsidiary in Texas to increase rates, on an annualized basis, by  $11,920 over a multi-year period beginning in 2004. The application sought to increase annual revenues in phases and was accompanied by a plan to defer and amortize a portion of the Company's depreciation, operating and other tax expense over a similar multi-year period, such that the impact on operating income approximated the requested amount during the first years that the new rates were in effect. The Company commenced billing for the requested rates and implemented the deferral plan in 2004. As a result of the final order in 2008, the regulatory asset for the deferred operating costs and rate case expenses was set at  $13,697. As of February 1, 2009, recovery of the regulatory assets for the deferred operating costs and rate case expenses began through two surcharge mechanisms and the surcharge billings were completed in December 2010. The final order had been appealed to the TCEQ by two parties, and the TCEQ exercised its legal authority to take no action within the required period, therefore, affirming the TCEQ's approval decision. Thereafter, the appealing parties filed suit against the TCEQ in an effort to appeal the order.  On April 15, 2010, a hearing on the appeal of the TCEQ's approval decision was held in the Travis County Texas District Court, which resulted in the TCEQ's final order being upheld by the District Court Judge.  The Travis County District Court Judge's ruling is no longer subject to appeal.

The Company's operating subsidiaries, excluding the Pennsylvania water awards discussed above, were allowed annual rate increases of  $20,997 in 2010,  $16,130 in 2009, and  $18,310 in 2008, represented by fourteen, eight, and twenty-two rate decisions, respectively. Revenues from these increases realized in the year of grant were approximately  $8,341,  $11,723, and  $7,531 in 2010, 2009, and 2008, respectively.

Six states in which the Company operates permit water utilities, and in two states wastewater utilities, to add a surcharge to their water or wastewater bills to offset the additional depreciation and capital costs related to infrastructure system replacement and rehabilitation projects completed and placed into service between base rate filings. Currently, Pennsylvania, Illinois, Ohio, New York, Indiana, and Missouri allow for the use of infrastructure rehabilitation surcharges. These surcharge mechanisms typically adjust periodically based on additional qualified capital expenditures completed or anticipated in a future period. The infrastructure rehabilitation surcharge is capped as a percentage of base rates, generally at 5% to 9% of base rates, and is reset to zero when new base rates that reflect the costs of those additions become effective or when a utility's earnings exceed a regulatory benchmark. Infrastructure rehabilitation surcharges provided revenues in 2010, 2009, and 2008 of  $14,207,  $16,901, and  $11,771, respectively.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information

Note 17 – Segment Information

The Company has fourteen operating segments and one reportable segment. The Regulated segment, the Company's single reportable segment, is comprised of thirteen operating segments representing our water and wastewater regulated utility companies which are organized by the states where we provide water and wastewater services. These operating segments are aggregated into one reportable segment since each of these operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.

One operating segment is included within the other category below. This segment is not quantitatively significant and is comprised of the Company's businesses that provide sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services.  In addition to this segment, other is comprised of other business activities not included in the reportable segment, including corporate costs that have not been allocated to the Regulated segment and intersegment eliminations. Corporate costs include certain general and administrative expenses, and interest expense.

The following table presents information about the Company's reportable segment:

		As of or For the Year Ended			As of or For the Year Ended
		December 31, 2010			December 31, 2009
		Other and Eliminations			Other and Eliminations
	Regulated		Consolidated	Regulated		Consolidated

Operating revenues	$ 714,507	$ 11,565	$ 726,072	$ 658,905	$ 11,634	$ 670,539
Operations and maintenance expense	269,699	10,263	279,962	260,587	9,473	270,060
Depreciation	109,400	(1,339)	108,061	104,592	(1,591)	103,001
Operating income	271,033	1,043	272,076	237,054	405	237,459
Interest expense, net of AFUDC	66,777	3,813	70,590	65,342	394	65,736
Income tax	80,650	(556)	80,094	67,886	(44)	67,842
Net income (loss) attributable to common shareholders	124,050	(75)	123,975	104,272	81	104,353
Capital expenditures	326,218	408	326,626	282,240	1,344	283,584
Total assets	3,991,493	80,973	4,072,466	3,676,954	72,908	3,749,862
Goodwill	36,113	4,121	40,234	38,962	4,121	43,083

		As of or For the Year Ended
		December 31, 2008
		Other and Eliminations
	Regulated		Consolidated

Operating revenues	$ 615,162	$ 11,810	$ 626,972
Operations and maintenance expense	251,799	10,323	262,122
Depreciation	90,426	(1,641)	88,785
Operating income	223,941	1,860	225,801
Interest expense, net of AFUDC	62,880	2,018	64,898
Income tax	64,663	(79)	64,584
Net income attributable to common shareholders	97,645	273	97,918
Capital expenditures	267,335	83	267,418
Total assets	3,413,836	72,503	3,486,339
Goodwill	36,886	4,121	41,007

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2010
Operating revenues	$160,517	$178,444	$207,797	$179,314	$726,072
Operations and maintenance expense	67,601	69,310	72,968	70,083	279,962
Operating income	50,684	66,075	89,587	65,730	272,076
Net income attributable to common shareholders	21,511	29,855	43,751	28,858	123,975
Basic net income per common share	0.16	0.22	0.32	0.21	0.91
Diluted net income per common share	0.16	0.22	0.32	0.20	0.90
Dividend paid per common share	0.145	0.145	0.145	0.155	0.590
Dividend declared per common share	0.145	0.145	0.300	-	0.590
Price range of common stock
- high	17.88	18.73	20.99	22.97	22.97
- low	16.45	16.52	17.38	20.20	16.45

2009
Operating revenues	$154,487	$167,333	$180,826	$167,893	$670,539
Operations and maintenance expense	66,989	68,549	68,488	66,034	270,060
Operating income	46,766	58,864	71,455	60,374	237,459
Net income attributable to common shareholders	18,371	25,853	33,470	26,659	104,353
Basic net income per common share	0.14	0.19	0.25	0.20	0.77
Diluted net income per common share	0.14	0.19	0.25	0.20	0.77
Dividend paid per common share	0.135	0.135	0.135	0.145	0.550
Dividend declared per common share	0.135	0.135	0.280	-	0.550
Price range of common stock
- high	21.50	20.37	18.34	17.89	21.50
- low	16.59	16.12	16.50	15.39	15.39

High and low prices of the Company's common stock are as reported on the New York Stock Exchange Composite Tape. The cash dividend paid in December 2010 of  $0.155 was declared in August 2010, and the cash dividend paid in December 2009 of  $0.145 was declared in August 2009.

Summary of Selected Financial Data (Unaudited)					Aqua America, Inc. and Subsidiaries
(in thousands of dollars, except per share amounts)

Years ended December 31,	2010	2009	2008	2007	2006
PER COMMON SHARE:
Net income
Basic	$0.91	$0.77	$0.73	$0.72	$0.70
Diluted	0.90	0.77	0.73	0.71	0.70
Cash dividends declared and paid	0.59	0.55	0.51	0.48	0.44
Return on average Aqua America stockholders' equity	10.9%	9.6%	9.6%	10.0%	10.6%
Book value at year end	$8.52	$8.12	$7.82	$7.32	$6.96
Market value at year end	22.48	17.51	20.59	21.20	22.78
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$726,072	$670,539	$626,972	$602,499	$533,491
Depreciation and amortization	121,067	114,939	94,300	88,011	75,041
Interest expense, net (a)	75,652	65,736	64,898	63,968	54,491
Income before income taxes	204,069	172,195	162,502	155,542	152,250
Provision for income taxes	80,094	67,842	64,584	60,528	60,246
Net income attributable to common shareholders	123,975	104,353	97,918	95,014	92,004
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,072,466	$3,749,862	$3,486,339	$3,216,136	$2,867,853
Property, plant and equipment, net	3,469,258	3,214,559	2,985,777	2,782,018	2,495,945
Aqua America stockholders' equity	1,174,254	1,108,904	1,058,446	976,298	921,630
Long-term debt, including current portion	1,560,389	1,446,134	1,255,401	1,238,980	982,815
Total debt	1,650,057	1,473,621	1,335,990	1,295,898	1,101,965
ADDITIONAL INFORMATION:
Net cash flows from operating activities	$263,842	$258,590	$221,506	$194,168	$170,726
Capital additions	326,626	283,584	267,418	238,140	271,706
Net cash expended for acquisitions
of utility systems and other	8,625	3,373	14,659	51,226	11,848
Dividends on common stock	80,907	74,729	68,504	63,763	58,023
Number of utility customers served (b) (c)	962,970	953,437	945,540	949,378	926,823
Number of shareholders of common stock	27,274	27,984	28,565	28,286	28,348
Common shares outstanding (000)	137,776	136,486	135,370	133,400	132,326
Employees (full-time)	1,632	1,632	1,638	1,585	1,540

(a) Net of allowance for funds used during construction and interest income.

(b) 2006 includes 44,792 customers associated with the New York Water Service Corporation acquisition which closed on January 1, 2007.  The operating results of this acquisition have been reported in our consolidated financial statements beginning January 1, 2007.

(c) 2008 was impacted by the loss of 22,519 utility customers associated with two utility systems disposed of.